Significant Agreements (Details) - License agreement $ in Thousands			1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 03, 2018 USD ($) shares	Feb. 26, 2010 USD ($) item	Mar. 31, 2018	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Ipsen | Predecessor
Significant Agreements
Number of programs | item		2
Aggregate payment upon achievement of development and commercial milestones		$ 40,000
Milestone prepayment							$ 1,000
Ipsen | Predecessor | Minimum
Significant Agreements
Payment based on revenue received, as percentage		10.00%
Ipsen | Predecessor | Maximum
Significant Agreements
Aggregate payment upon achievement of development and commercial milestones		$ 40,000
Payment based on revenue received, as percentage		20.00%
Camurus | Predecessor
Significant Agreements
Non-refundable and non-creditable signing fee						$ 500
One-time non-refundable development milestone payment						$ 7,750
Royalty payment period						10 years
One-time non-refundable non-creditable sales milestone payment						$ 57
Milestone fee				$ 1,000	$ 250			$ 1,000
Camurus | Predecessor | Maximum
Significant Agreements
One-time non-refundable development milestone payment						7,750
One-time non-refundable non-creditable sales milestone payment						$ 57,000
Takeda
Significant Agreements
Issuance of stock (in shares) | shares	223,544
One-time non-refundable development milestone payment	$ 70,000
One-time non-refundable non-creditable sales milestone payment	$ 70,000
Period after date of first commercial sale (in years)			10 years